UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48495-0613                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
April 30, 2013 (unaudited)

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (99.2%)

            COMMON STOCKS (98.3%)

            CONSUMER DISCRETIONARY (6.2%)
            -----------------------------
            HOUSEHOLD APPLIANCES (0.7%)
   98,637   iRobot Corp.*                                                                    $   2,869
                                                                                             ---------
            INTERNET RETAIL (5.5%)
   44,345   Amazon.com, Inc.*                                                                   11,255
   53,740   Expedia, Inc.                                                                        3,001
   12,260   Priceline.com, Inc.*                                                                 8,533
                                                                                             ---------
                                                                                                22,789
                                                                                             ---------
            Total Consumer Discretionary                                                        25,658
                                                                                             ---------
            CONSUMER STAPLES (1.2%)
            -----------------------
            DRUG RETAIL (1.2%)
   39,080   CVS Caremark Corp.                                                                   2,274
   51,700   Walgreen Co.                                                                         2,559
                                                                                             ---------
                                                                                                 4,833
                                                                                             ---------
            Total Consumer Staples                                                               4,833
                                                                                             ---------
            HEALTH CARE (26.4%)
            -------------------
            BIOTECHNOLOGY (6.9%)
   14,600   Acorda Therapeutics, Inc.*                                                             578
   22,301   Algeta ASA*                                                                            756
   78,540   Alkermes plc*                                                                        2,404
  119,500   Anacor Pharmaceuticals, Inc.*                                                          801
   64,400   Arena Pharmaceuticals, Inc.*                                                           531
   57,400   AVEO Pharmaceuticals, Inc.*                                                            293
    5,240   Biogen Idec, Inc.*                                                                   1,147
   40,500   Celldex Therapeutics, Inc.*                                                            528
   16,900   Cubist Pharmaceuticals, Inc.*                                                          776
  192,700   Elan Corp. plc ADR*                                                                  2,255
  173,700   Exelixis, Inc.*                                                                        901
  115,880   Gilead Sciences, Inc.*                                                               5,868
   33,721   Incyte Corp.*                                                                          747
   14,170   Infinity Pharmaceuticals, Inc.*                                                        611
   32,800   Ironwood Pharmaceuticals, Inc.*                                                        499
   29,900   NPS Pharmaceuticals, Inc.*                                                             402
   13,070   Onyx Pharmaceuticals, Inc.*                                                          1,239
   13,299   Prothena Corp. plc                                                                     110
    7,300   Puma Biotechnology, Inc.*                                                              235
   13,450   Regeneron Pharmaceuticals, Inc.*                                                     2,894
  121,400   Rigel Pharmaceuticals, Inc.*                                                           581
   27,000   Seattle Genetics, Inc.*                                                                998
   72,500   Tesaro, Inc.*                                                                        1,994

================================================================================

1  | USAA Science & Technology Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
   19,100   Vertex Pharmaceuticals, Inc.*                                                    $   1,467
                                                                                             ---------
                                                                                                28,615
                                                                                             ---------
            HEALTH CARE DISTRIBUTORS (1.6%)
   69,640   Cardinal Health, Inc.                                                                3,079
   34,110   McKesson Corp.                                                                       3,610
                                                                                             ---------
                                                                                                 6,689
                                                                                             ---------
            HEALTH CARE EQUIPMENT (5.1%)
   37,600   Abbott Laboratories                                                                  1,388
   47,800   ABIOMED, Inc.*                                                                         883
  266,100   Boston Scientific Corp.*                                                             1,993
   41,400   Covidien plc                                                                         2,643
   58,794   Globus Medical, Inc. "A"*                                                              895
   22,600   Heartware International, Inc.*                                                       2,197
   28,600   Hologic, Inc.*                                                                         583
   62,400   Medtronic, Inc.                                                                      2,913
   35,800   Orthofix International N.V.*                                                         1,160
   33,200   St. Jude Medical, Inc.                                                               1,368
   30,300   Stryker Corp.                                                                        1,987
   43,700   Tornier N.V.*                                                                          795
   49,200   Volcano Corp.*                                                                         998
   13,500   Zimmer Holdings, Inc.                                                                1,032
                                                                                             ---------
                                                                                                20,835
                                                                                             ---------
            HEALTH CARE FACILITIES (0.4%)
   29,100   HCA Holdings, Inc.                                                                   1,161
   57,519   NMC Health plc*                                                                        277
   27,032   Vanguard Health Systems, Inc.*                                                         395
                                                                                             ---------
                                                                                                 1,833
                                                                                             ---------
            HEALTH CARE SUPPLIES (0.1%)
   11,900   DENTSPLY International, Inc.                                                           504
                                                                                             ---------
            HEALTH CARE TECHNOLOGY (1.0%)
   44,005   Allscripts Healthcare Solutions, Inc.*                                                 609
    1,495   M3, Inc.                                                                             3,379
                                                                                             ---------
                                                                                                 3,988
                                                                                             ---------
            LIFE SCIENCES TOOLS & SERVICES (0.9%)
   41,100   Agilent Technologies, Inc.                                                           1,703
   17,900   Covance, Inc.*                                                                       1,334
   12,235   MorphoSys AG*                                                                          556
                                                                                             ---------
                                                                                                 3,593
                                                                                             ---------
            MANAGED HEALTH CARE (2.8%)
   35,570   Aetna, Inc.                                                                          2,043
   51,660   CIGNA Corp.                                                                          3,418
   88,600   Qualicorp S.A.*                                                                        862
   85,590   UnitedHealth Group, Inc.                                                             5,130
                                                                                             ---------
                                                                                                11,453
                                                                                             ---------
            PHARMACEUTICALS (7.6%)
   17,600   Actavis, Inc.*                                                                       1,861
    3,334   Alk Abello A/S                                                                         246
   22,997   Almirall, S.A.                                                                         304
   16,400   Astellas Pharma, Inc.                                                                  954
   19,400   AstraZeneca plc ADR                                                                  1,007
   61,700   Bristol-Myers Squibb Co.                                                             2,451
   33,700   Cadence Pharmaceuticals, Inc.*                                                         239
   69,500   Daiichi Sankyo Co. Ltd.                                                              1,358
   19,100   Dr. Reddy's Laboratories ADR                                                           724
   30,700   Eisai Co. Ltd.                                                                       1,400
   50,600   Eli Lilly and Co.                                                                    2,802
   58,800   Forest Laboratories, Inc.*                                                           2,200
   16,573   H. Lundbeck A/S                                                                        331

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
   21,300   Johnson & Johnson                                                                $   1,815
   53,800   Medicines Co.*                                                                       1,816
   52,600   Merck & Co., Inc.                                                                    2,472
   40,000   Mylan, Inc.*                                                                         1,164
   32,400   Omthera Pharmaceuticals, Inc.*                                                         244
    3,900   Ono Pharmaceutical Co., Ltd.                                                           257
   35,240   Optimer Pharmaceuticals, Inc.*                                                         544
    4,700   Salix Pharmaceuticals Ltd.*                                                            246
  109,800   Shionogi & Co. Ltd.                                                                  2,701
   66,143   Teva Pharmaceutical Industries Ltd. ADR                                              2,533
   22,659   UCB S.A.                                                                             1,339
   61,300   XenoPort, Inc.*                                                                        381
    2,700   Zoetis, Inc.                                                                            89
                                                                                             ---------
                                                                                                31,478
                                                                                             ---------
            Total Health Care                                                                  108,988
                                                                                             ---------
            INDUSTRIALS (0.9%)
            ------------------
            RESEARCH & CONSULTING SERVICES (0.9%)
   89,405   Huron Consulting Group, Inc.*                                                        3,735
                                                                                             ---------
            INFORMATION TECHNOLOGY (63.6%)
            ------------------------------
            APPLICATION SOFTWARE (2.8%)
  273,900   Cadence Design Systems, Inc.*                                                        3,780
   75,848   Citrix Systems, Inc.*                                                                4,716
   77,640   Qlik Technologies, Inc.*                                                             2,019
   25,540   Splunk, Inc.                                                                         1,042
                                                                                             ---------
                                                                                                11,557
                                                                                             ---------
            COMMUNICATIONS EQUIPMENT (9.7%)
  412,000   AAC Technologies Holdings, Inc.                                                      2,012
  898,340   Cisco Systems, Inc.                                                                 18,793
  212,500   JDS Uniphase Corp.*                                                                  2,869
  225,790   Juniper Networks, Inc.*                                                              3,737
  158,100   LM Ericsson Telephone Co. ADR                                                        1,946
  173,108   QUALCOMM, Inc.                                                                      10,667
                                                                                             ---------
                                                                                                40,024
                                                                                             ---------
            COMPUTER HARDWARE (3.3%)
  317,000   Advantech Co. Ltd.                                                                   1,515
   23,160   Apple, Inc.                                                                         10,254
  177,000   Asustek Computer, Inc.                                                               2,060
                                                                                             ---------
                                                                                                13,829
                                                                                             ---------
            COMPUTER STORAGE & PERIPHERALS (2.8%)
  398,120   EMC Corp.*                                                                           8,930
      547   Wacom Co. Ltd.                                                                       2,500
                                                                                             ---------
                                                                                                11,430
                                                                                             ---------
            DATA PROCESSING & OUTSOURCED SERVICES (6.7%)
   33,437   Alliance Data Systems Corp.*                                                         5,743
   68,536   Automatic Data Processing, Inc.                                                      4,615
    1,900   Blackhawk Network Holdings, Inc.*                                                       46
   45,530   ExlService Holdings, Inc.*                                                           1,485
  294,150   Genpact Ltd.                                                                         5,471
   59,835   Visa, Inc. "A"                                                                      10,080
                                                                                             ---------
                                                                                                27,440
                                                                                             ---------
            ELECTRONIC COMPONENTS (0.4%)
  382,000   Delta Electronics, Inc.                                                              1,832
                                                                                             ---------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
  132,000   Anritsu Corp.                                                                        1,970
   23,100   National Instruments Corp.                                                             632

================================================================================

3  | USAA Science & Technology Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
   75,000   TPK Holding Co. Ltd.                                                             $   1,522
                                                                                             ---------
                                                                                                 4,124
                                                                                             ---------
            INTERNET SOFTWARE & SERVICES (11.8%)
  177,849   Dropbox, Inc., acquired 5/01/2012; cost $1,610*(a),(b),(c)                           1,711
  188,880   eBay, Inc.*                                                                          9,895
   20,180   Equinix, Inc.*                                                                       4,320
  221,730   Facebook, Inc. "A"*                                                                  6,155
    6,100   Google, Inc. "A"*                                                                    5,030
  158,300   Kakaku.com, Inc.                                                                     4,086
   43,145   LinkedIn Corp. "A"*                                                                  8,288
  364,495   Yahoo! Inc.*                                                                         9,014
                                                                                             ---------
                                                                                                48,499
                                                                                             ---------
            IT CONSULTING & OTHER SERVICES (5.8%)
   76,856   Accenture plc "A"                                                                    6,259
   63,032   Cognizant Technology Solutions Corp. "A"*                                            4,085
   41,207   International Business Machines Corp.                                                8,346
  131,478   Pactera Technology International Ltd. ADR*                                             669
   86,282   Teradata Corp.*                                                                      4,406
                                                                                             ---------
                                                                                                23,765
                                                                                             ---------
            SEMICONDUCTOR EQUIPMENT (1.7%)
  132,300   ASM Pacific Technology Ltd.                                                          1,363
   40,602   ASML Holding N.V.                                                                    3,019
   56,810   Lam Research Corp.*                                                                  2,626
                                                                                             ---------
                                                                                                 7,008
                                                                                             ---------
            SEMICONDUCTORS (11.6%)
   59,000   Cypress Semiconductor Corp.                                                            595
  659,600   Intel Corp.                                                                         15,797
   52,330   International Rectifier Corp.*                                                       1,110
  106,940   Maxim Integrated Products, Inc.                                                      3,308
   97,700   Micron Technology, Inc.*                                                               920
  224,930   NXP Semiconductors N.V.*                                                             6,197
  137,650   ON Semiconductor Corp.*                                                              1,082
  566,970   RF Micro Devices, Inc.*                                                              3,181
    5,348   Samsung Electronics Co. Ltd.                                                         7,381
  106,810   SK Hynix, Inc.*                                                                      2,900
1,415,200   Taiwan Semiconductor Manufacturing Co. Ltd.                                          5,251
                                                                                             ---------
                                                                                                47,722
                                                                                             ---------
            SYSTEMS SOFTWARE (5.4%)
  544,925   Microsoft Corp.                                                                     18,037
   93,710   Oracle Corp.                                                                         3,072
   25,690   Red Hat, Inc.*                                                                       1,231
                                                                                             ---------
                                                                                                22,340
                                                                                             ---------
            TECHNOLOGY DISTRIBUTORS (0.6%)
2,198,000   WPG Holdings Ltd.                                                                    2,648
                                                                                             ---------
            Total Information Technology                                                       262,218
                                                                                             ---------
            Total Common Stocks (cost: $319,311)                                               405,432
                                                                                             ---------
            PREFERRED STOCKS (0.9%)

            INFORMATION TECHNOLOGY (0.9%)
            -----------------------------
            INTERNET SOFTWARE & SERVICES (0.9%)
  318,306   FireEye, Inc., acquired 12/27/2012*(a),(b),(c)(cost: $3,352)                         3,807
                                                                                             ---------
            Total Equity Securities (cost: $322,663)                                           409,239
                                                                                             ---------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (0.5%)

            MONEY MARKET FUNDS (0.5%)
2,125,997   State Street Institutional Liquid Reserve Fund, 0.11% (d)                       $    2,126
                                                                                            ----------
            Total Money Market Instruments (cost: $2,126)                                        2,126
                                                                                            ----------

            TOTAL INVESTMENTS (COST: $324,789)                                              $  411,365
                                                                                            ==========

-----------------------------------------------------------------------------------------------------
                                                                         CONTRACT       UNREALIZED
NUMBER OF                        FORWARD CURRENCY          SETTLEMENT      VALUE       APPRECIATION
CONTRACTS       COUNTERPARTY     CONTRACTS                    DATE         (000)           (000)
-----------------------------------------------------------------------------------------------------
                                 CONTRACTS TO SELL (0.5%)
215,471,000   Deutsche Bank AG   Japanese Yen               7/01/2013     $2,211           $157
                                                                        -----------------------------
                                 RECEIVABLE AMOUNT($2,368)                $2,211           $157
                                                                        -----------------------------

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $    403,721      $      --       $   1,711        $   405,432
  Preferred Stocks                                --             --           3,807              3,807
Money Market Instruments:
  Money Market Funds                           2,126             --              --              2,126
Forward Currency Contracts to Sell*                             157                                157
------------------------------------------------------------------------------------------------------
Total                                   $    405,847      $     157       $   5,518        $   411,522
------------------------------------------------------------------------------------------------------

*Forward currency contracts are valued at the unrealized appreciation/(depreciation) of the contract.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                       COMMON STOCKS     PREFERRED STOCKS
---------------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                                                   $1,610                   $-
Purchases                                                                          -                3,352
Sales                                                                              -                    -
Transfers into Level 3                                                             -                    -
Transfers out of Level 3                                                           -                    -
Net realized gain (loss) on investments                                            -                    -
Change in net unrealized appreciation/depreciation on investments                101                  455
---------------------------------------------------------------------------------------------------------
Balance as of April 30, 2013                                                  $1,711               $3,807
---------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through April 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Science & Technology Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

6  | USAA Science & Technology Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

7  | USAA Science & Technology Fund

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all forward currency contracts value based on methods discussed in Note C.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

            QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                        FAIR VALUE AT                         SIGNIFICANT
                        APRIL 30, 2013      VALUATION        UNOBSERVABLE
ASSETS                    ($ IN 000'S)    TECHNIQUE(S)          INPUT(S)             RANGE
EQUITY SECURITIES:
Common Stock                $1,711            Market      Revenue Multiple(a)    6.58x -  9.28x
                                           Comparables
                                                          Discount for lack
                                                          of marketability(b)        0.10x
Preferred Stock             3,807             Market      Revenue Multiple(a)    3.27x -  3.86x
                                           Comparables
                                                          Discount for lack
                                                          of marketability(b)        0.10x

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FORWARD CURRENCY CONTRACTS - The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to

================================================================================

9  | USAA Science & Technology Fund

================================================================================

perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

D. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

E. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $92,292,000 and $5,716,000, respectively, resulting in net unrealized appreciation of $86,576,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $412,450,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.2% of net assets at April 30, 2013.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2013, was $5,518,000, which represented 1.3% of the Fund's net assets.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Security was fair valued at April 30, 2013, by the Manager in accordance with valuation procedures approved by the Board.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

(d) Rate represents the money market fund annualized seven-day yield at April 30, 2013.
*     Non-income-producing security.

================================================================================

11  | USAA Science & Technology Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.